Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Perkins Discovery Fund (Investor Class Shares)
Shareholder Report [Line Items]
Fund Name	Perkins Discovery Fund
Class Name	Perkins Discovery Fund
Trading Symbol	PDFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Perkins Discovery Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.perkinsfund.com/reports-to-investors/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund	$272	2.54%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.54%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of April 1, 2025 to March 31, 2026, the Perkins Discovery Fund (the “Fund”) returned 13.92%. In comparison, the S&P 500® Index returned 16.33% for the same period and the Dow Jones U.S. Micro-cap Total Stock Market Index returned 30.93%.

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of small-cap and micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years during which small-cap and micro-cap companies lagged behind large-caps, they began to perform better during the first three quarters of the fiscal year, as did the Fund. During the March quarter, however, the market as a whole was mostly down and the Fund underperformed.

Positioning

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one at a time and to monitor our current holdings. During the 12-month period, we added 4 holdings and disposed of 6. As a result, the portfolio went from 28 holdings to 26. We started the period with 99.13% of the Fund invested in equities and ended with 99.12% invested in equities.

Top Contributors	Top Detractors
Axogen, Inc.	Vericel Corp.
Skywater Technology, Inc.	Elutia, Inc. NeoGenomics, Inc.
Natera, Inc.	Inuvo, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund	13.92%	-8.67%	9.41%
S&P 500® Index	16.33%	10.44%	13.02%
Dow Jones U.S. Micro-Cap Total Stock Market Index	30.93%	-3.62%	5.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.perkinsfund.com/performance/ for more recent performance information.
Net Assets	$ 5,799,179
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$5,799,179
Number of Holdings	26
Total Net Advisory Fee	$0
Portfolio Turnover Rate	7.90%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Axogen, Inc.	11.43%
Natera, Inc.	11.21%
Veracyte, Inc.	7.78%
ANI Pharmaceuticals, Inc.	7.62%
SkyWater Technology, Inc.	6.85%
ePlus, Inc.	6.49%
Digi International, Inc.	4.99%
Butterfly Network, Inc.	4.21%
BioLife Solutions, Inc.	4.11%
Magnite, Inc.	4.10%

Material Fund Change [Text Block]

Material Changes

Fund Liquidation

On May 20, 2026, the Board of Trustees of WFT approved a Plan of Liquidation for the Fund, based on the recommendation of the Fund's investment advisor, Perkins Capital Management, Inc.The Fund will cease trading and will be closed to purchases as of the close of regular trading on May 29, 2026 (the "Closing Date"). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on June 29, 2026 (the "Liquidation Date").

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash in an amount equal to each shareholder's proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind, as permitted under the Plan. Once distributions are complete, the Fund will terminate.

Prior to the Closing Date, the Advisor will begin liquidating the Fund's portfolios, which will result in the Fund holding increased cash positions and deviating from its stated investment objectives and strategies. The Fund will bear brokerage, transaction, and other expenses associated with the liquidation, which have been determined to be extraordinary expenses.